Assumption used to Value Shares (Detail) (ZAR)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Performance Shares
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	33.10%	36.40%
Expected term (months)	3 years	3 years
Dividend yield	4.60%	1.60%
Weighted average fair value - Rand	79.83	162.14
Performance Shares | US Interest Rates | 3 Year [Member]
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average risk free interest rate	0.20%	0.70%
Bonus Shares
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	32.00%	29.40%
Dividend yield	4.60%	2.70%
Weighted average fair value - Rand	72.42	115.61
Bonus Shares | Minimum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term (months)	9 months	9 months
Bonus Shares | Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term (months)	18 months	18 months
Bonus Shares | SA Interest Rates | 3 Year [Member]
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average risk free interest rate	4.10%	5.50%